Schedule of debt maturities (Details)	Jun. 30, 2025 USD ($)
Shareholder Loans Payable [Member]
Short-Term Debt [Line Items]
Remaining 2025
2026
2027
2028
2029
Thereafter	9,013,611
Debt maturities	9,013,611
Less: debt discount
Total borrowings	9,013,611
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Remaining 2025	315,940
2026
2027
2028
2029
Thereafter
Debt maturities	315,940
Less: debt discount
Total borrowings	315,940
Shareholder Convertible Loans At Fair Value [Member]
Short-Term Debt [Line Items]
Remaining 2025
2026
2027
2028
2029
Thereafter
Debt maturities	0
Less: debt discount
Total borrowings	$ 0